Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0001903784
Registrant Name	Vogenx, Inc.
Registration File Number	333-297487
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES